RELATED PARTY TRANSACTIONS, Administrative Services Agreement (Details) - Sponsor [Member] - Administrative Services Agreement [Member] - USD ($)		12 Months Ended
	Feb. 11, 2021	Dec. 31, 2021
Related Party Transactions [Abstract]
Related party expense		$ 110,000
Maximum [Member]
Related Party Transactions [Abstract]
Monthly related party fee	$ 10,000